Related Parties - Disclosure of Related Parties Transactions (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
The total of the transactions:
Remuneration to key management personnel		$ 3,329	$ 1,875
Finance costs incurred	[1]	1,479	1,674
International investment and underwriting [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions		120	23
De beers canada inc [Member]
The total of the transactions:
Diamonds sold		10,338	12,610
Assets purchased from De Beers Canada Inc.		0	42
Gk mine [Member]
The total of the transactions:
Management fee charged by the Operator		4,763	4,368
De Beers Canada [Member]
The total of the transactions:
Diamonds purchased from De Beers Canada Inc.		14,990	11,523
Finance costs incurred		135	198
Dunebridge Worldwide Limited
The total of the transactions:
Upside Revenue From Sale of Goods Related Party Transactions		10,399	0
Diamonds sold		0	66,671
Finance costs incurred		$ 5,882	$ 852

[1]	Included in other finance costs for the year ended December 31, 2021 is $59 (2020 - $90) related to interest on lease liabilities.